Interest Income (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of interest income

Composition	12/31/2024	12/31/2023	12/31/2022

Interest income
For cash and bank deposits	16,134,726	14,911,339	2,713,337
For government securities	802,788,690	2,118,948,025	1,417,021,312
For private securities	2,522,442	3,016,226	1,308,796
For loans and other financing
Non-financial public sector	13,357,942	41,659,745	10,266,622
Financial sector	7,831,903	7,146,854	3,634,201
Non-financial private sector
Overdrafts	304,066,024	380,497,484	172,242,733
Documents	221,498,786	341,550,529	173,487,689
Mortgage loans	357,554,176	317,514,110	255,085,382
Pledge loans	16,303,760	21,575,511	20,183,355
Personal loans	542,273,917	532,001,990	606,076,824
Credit cards	290,079,302	433,483,007	276,046,996
Financial leases	14,322,896	7,501,441	2,337,381
Other	337,225,449	387,163,043	182,617,473
For repo transactions
Central Bank of Argentina	294,479,638	427,260,740	85,687,782
Other financial institutions	3,204,524	1,556,014	4,400,972

Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost	3,223,644,175	5,035,786,058	3,213,110,855

Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI
From debt government securities	301,590,825	291,436,878	940,216,399

Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI	301,590,825	291,436,878	940,216,399

Total	3,525,235,000	5,327,222,936	4,153,327,254